As filed with the Securities and Exchange Commission on November 3, 2000

                                                     Registration No.333-47380

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            ---------------------------

       _X_Pre-Effective Amendment No. _1_ __Post-Effective Amendment No. ____
                         (Check appropriate box or boxes)

                            ---------------------------

                            LIBERTY FUNDS TRUST II *
               (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750
                        (Area Code and Telephone Number)

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                    (Address of Principal Executive Offices)

                                WILLIAM J. BALLOU
                             Liberty Funds Group LLC
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                           ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Intermediate Government Fund series.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111


Dear Shareholder:

Your Fund will hold a special meeting on December 19, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President
November 8, 2000
[Job Code]

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                                DECEMBER 19, 2000

                             LIBERTY FUNDS TRUST II
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

                       LIBERTY SHORT TERM GOVERNMENT FUND


         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Short Term Government Fund will be held at 10:00 a.m. on Tuesday, December 19, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111 for these purposes:

         1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Short Term Government Fund to, and the assumption of all of the liabilities of the Liberty Short Term Government Fund by, the Liberty Intermediate Government Fund in exchange for shares of the Liberty Intermediate Government Fund and the distribution of such shares to the shareholders of the Liberty Short Term Government Fund in complete liquidation of the Liberty Short Term Government Fund.

         2.       To elect eleven Trustees.

         3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 29, 2000, are entitled to notice of and to vote at the meeting and any adjourned session.

                                   By order of the Board of Trustees,


                                   William J. Ballou, Assistant Secretary

November 8, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 8, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF
LIBERTY SHORT TERM GOVERNMENT FUND
c/o Liberty Funds Trust II
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
LIBERTY INTERMEDIATE GOVERNMENT FUND
c/o Liberty Funds Trust II
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis.........................................................................................
Proposal 1 - Acquisition of the Liberty Short Term Government Fund by
                the Liberty Intermediate Government Fund.........................................
     Principal Investment Risks..................................................................
     Information about the Acquisition...........................................................
Proposal 2 - Election of Trustees................................................................
General..........................................................................................
     Voting Information..........................................................................
Appendix A - Agreement and Plan of Reorganization................................................
Appendix B - Fund Information....................................................................
Appendix C - Capitalization......................................................................
Appendix D - Management's Discussion of Fund Performance for the Liberty Intermediate Government
             Fund

         This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Short Term Government Fund (the "Short Term Fund") by the Liberty Intermediate Government Fund (the "Intermediate Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Short Term Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 19, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts. Please read this Prospectus/Proxy Statement and keep it for future reference.

         Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Short Term Fund by the Intermediate Fund (the "Acquisition"). If the

Acquisition occurs, you will become a shareholder of the Intermediate Fund. The Intermediate Fund seeks as high a level of current income and total return as is consistent with prudent risk. If the Agreement and Plan of Reorganization is approved by the shareholders of the Short Term Fund and the Acquisition occurs, the Short Term Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Intermediate Fund in exchange for shares of the same class (with the exception of Class C shares of the Short Term Fund which will be exchanged for Class A shares of the Intermediate Fund) with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Short Term Fund will be distributed pro rata to its shareholders of the same class.

         Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust II ("Trust II"), of which the Short Term Fund is a series.

         Please review the enclosed Prospectus of the Intermediate Fund and the "Financial Highlights" section contained in the enclosed Annual Report of the Intermediate Fund. The enclosed Prospectus and the "Financial Highlights" section contained in the enclosed Annual Report are incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

         - The Prospectus of the Short Term Fund dated January 1, 2000, as supplemented on December 28, 1999, June 23, 2000 and August 1, 2000.

         - The Statement of Additional Information of the Short Term Fund dated January 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and August 23, 2000.

         - The Statement of Additional Information of the Intermediate Fund dated January 1, 2000, as supplemented on June 23, 2000, August 21, 2000 and August 23, 2000.

         - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Short Term Fund dated August 31, 1999.

         - The financial statements included in the Short Term Fund's Annual Report to Shareholders dated August 31, 2000.

         - The Statement of Additional Information of the Intermediate Fund dated November 8, 2000 relating to the Acquisition.

         The Short Term Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Short Term Fund and Intermediate Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE INTERMEDIATE FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SYNOPSIS

         THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A SYNOPSIS OF THE COMPLETE DOCUMENT.

1.       WHAT IS BEING PROPOSED?

         First, the Trustees of the Funds are recommending in Proposal 1 that the Intermediate Fund acquire the Short Term Fund. This means that the Intermediate Fund would acquire all of the assets and liabilities of the Short Term Fund in exchange for shares of the Intermediate Fund representing the aggregate net asset value of the Short Term Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Intermediate Fund with an aggregate net asset value equal to the aggregate net asset value of your Short Term Fund shares as of the day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 22, 2001.

         In addition, the Trustees of the Short Term Fund are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.       WHY IS THE ACQUISITION BEING PROPOSED?

         The Trustees of the Short Term Fund recommend approval of the Acquisition because it offers shareholders of the Fund an investment in a fund with similar investment goals and the economies of scale of a larger fund and with an expected reduction in the fees and expenses payable by the Short Term Fund, assuming that the Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund. In reviewing the Acquisition, the Trustees also considered that it is unlikely the Short Term Fund will achieve scale through internal growth and considered the tax-free nature of the Acquisition as opposed to other alternatives for the Funds and for shareholders. Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE INTERMEDIATE FUND IF THE ACQUISITION OCCURS?

         You will receive the same class of shares that you currently own in the Short Term Fund, unless you own Class C shares of the Short Term Fund, in which case you will receive Class A shares of the Intermediate Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares, unless you own Class

         C shares of the Short Term Fund. If you own Short Term Fund Class C shares, your shares will bear the CDSCs described under Question 5 below. As a result of the Acquisition, holders of Class A shares of the Short Term Fund will receive Class A shares of the Intermediate Fund which bear a higher 12b-1 fee (0.25% for the Intermediate Fund and 0.20% for the Short Term Fund).

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE SHORT TERM FUND AND THE INTERMEDIATE FUND COMPARE?

         This table shows the investment goals and primary investment strategies of each Fund:

                     The Short Term Fund                                 The Intermediate Fund
         ---------------------------------------------        ---------------------------------------------
         Investment Goal:  The Short Term Fund seeks          Investment Goal:  The Intermediate Fund
         as high a level of current income as is              seeks as high a level of current income and
         consistent with very low price volatility.           total return as is consistent with prudent
                                                              risk.
         ---------------------------------------------        ---------------------------------------------
         Primary Investment Strategies:                       Primary Investment Strategies:
         The Short Term Fund seeks to achieve its             The Intermediate Fund seeks to achieve its
         goal as follows:                                     goal as follows:
         -    The Fund seeks to achieve its goal              -    The Fund generally maintains a
              of low volatility by maintaining an                  duration of greater than two and a
              average weighted duration of less than               half years and less than seven years.
              three years.                                    -    The Fund invests primarily in U.S.
         -    The Fund invests primarily in U.S.                   government securities, including U.S.
              government securities, including U.S.                treasuries and securities of various
              treasuries and securities of various                 U.S. government agencies.
              U.S. government agencies.                       -    In selecting securities for the
         -    In selecting securities for the                      Fund, the advisor considers a
              Fund, the advisor considers a                        security's expected income together
              security's expected income together                  with its potential to rise or
              with its potential to rise or fall in                fall in price.
              price.
         ---------------------------------------------        ---------------------------------------------

                  The investment policies of the Short Term Fund and the Intermediate Fund are substantially similar.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

         The following tables allow you to compare the sales charges and management fees and expenses of the Short Term Fund and the Intermediate Fund and to analyze the estimated expenses that Colonial expects the combined fund to bear in the first year following the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor.

         Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for the fiscal year ended August 31, 1999.


SHAREHOLDER FEES(1)
(paid directly from your investment)

                                         SHORT TERM FUND             INTERMEDIATE FUND
                                   CLASS A  CLASS B   CLASS C   CLASS A   CLASS B   CLASS C  CLASS Z
Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)              3.25      0.00      0.00      4.75      0.00      0.00       0.00
---------------------------------- -------- --------- --------- --------- --------- ---------  ---------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                             1.00(2)    4.00      1.00    1.00(2)     5.00      1.00       0.00
---------------------------------- -------- --------- --------- --------- --------- ---------  ---------
Redemption fee (%) (as a
percentage of amount redeemed,
if applicable)                       (3)      (3)       (3)       (3)       (3)        (3)         (3)


--------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                         SHORT TERM FUND             INTERMEDIATE FUND
                                   CLASS A  CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
Management fee(4)(5)(%)             0.55      0.55      0.55      0.60      0.60      0.60
---------------------------------- -------- --------- --------- --------- --------- ---------
Distribution and service (12b-1)
fees(5) (%)                         0.20      0.85      0.40      0.25      1.00      0.00
---------------------------------- -------- --------- --------- --------- --------- ---------
Other expenses(4) (%)               0.74      0.74      0.74      0.30      0.30      0.30
---------------------------------- -------- --------- --------- --------- --------- ---------
Total annual fund operating
expenses(4)(5) (%)                  1.49      2.14      1.69      1.15      1.90      0.90

                                             INTERMEDIATE FUND
                                           (PRO FORMA COMBINED)
                                   CLASS A  CLASS B   CLASS C   CLASS Z
Management fee (%)                  0.60      0.60      0.60      0.60
---------------------------------- -------- --------- --------- ---------
Distribution and service (12b-1)    0.25      1.00      1.00      0.00
fees (%)
---------------------------------- -------- --------- --------- ---------
Other expenses (%)                  0.35      0.35      0.35      0.35
---------------------------------- -------- --------- --------- ---------
Total annual fund operating         1.20      1.95      1.95      0.95
expenses (%)

--------
(4) The Short Term Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fee for each share class would be 0.00%, other expenses for each share class would be 0.60% and total annual fund operating expenses for Class A, B and C shares would be 0.80%, 1.45% and 1.00%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(5) The Intermediate Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares would be 1.75%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Short Term Fund and the Intermediate Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

         -        $10,000 initial investment

         -        5% total return for each year

         -        Each Fund's operating expenses remain the same

         -        Assumes reinvestment of all dividends and distributions

         - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                           1 YEAR           3 YEARS           5 YEARS          10 YEARS
SHORT TERM FUND
Class A                                     $472              $781             $1,112           $2,047
Class B: did not sell your shares           $217              $670             $1,149           $2,307
         sold all your
         shares at end of period            $617              $870             $1,149           $2,307
Class C: did not sell your shares           $172              $533              $918            $1,998
         sold all your
         shares at end of period            $272              $533              $918            $1,998


INTERMEDIATE FUND
Class A                                     $586              $822             $1,076           $1,803
Class B: did not sell your shares           $193              $596             $1,025           $2,024

         sold all your
         shares at end of period            $693              $896             $1,225           $2,024
Class C: did not sell your shares           $193              $596             $1,025           $2,219
         sold all your
         shares at end of period            $293              $596             $1,025           $2,219
CLASS Z:                                     $92              $286               $497           $1,105
INTERMEDIATE FUND
(pro forma combined)
Class A                                     $592              $839             $1,105           $1,864
Class B: did not sell your shares           $198              $613             $1,054           $2,084
         sold all your
         shares at end of period            $698              $913             $1,254           $2,084

Class C: did not sell your shares           $198              $613             $1,054           $2,279
         sold all your
         shares at end of period            $298              $613             $1,054           $2,279
Class Z                                      $97              $304              $527            $1,171

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) the elimination of certain fixed costs involved in operating the Short Term Fund; and (3) expense ratios are based on pro forma net assets as of July 31, 2000.

6.       WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

         The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Short Term Fund or its shareholders as a result of the Acquisition.

         The cost basis and holding period of your Short Term shares are expected to carry over to your new shares in the Intermediate Fund.

PROPOSAL 1 - ACQUISITION OF THE LIBERTY SHORT TERM GOVERNMENT FUND BY THE
             LIBERTY INTERMEDIATE GOVERNMENT FUND.

THE PROPOSAL

         You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Short Term Fund by the Intermediate Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE INTERMEDIATE FUND, AND HOW DO THEY COMPARE WITH THE SHORT TERM FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the Intermediate Fund generally maintains an average weighted duration of 2-1/2 to 7 years, while the Short Term Fund generally maintains an average weighted duration of less than 3 years. As duration is the most common measure of the interest rate risk of a bond, this means that the Intermediate Fund's portfolio is generally subject to greater interest rate sensitivity and that you may therefore be subject to greater potential risk by becoming a shareholder of the Intermediate Fund. Please see the Intermediate Fund's enclosed Prospectus for a more complete description of the principal investment strategies and duration of the Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the Intermediate Fund for a description of the principal investment risks of the Fund.


INFORMATION ABOUT THE ACQUISITION

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         If approved by the shareholders of the Short Term Fund, the Acquisition is expected to occur on or around January 22, 2001, under the Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

         - The Short Term Fund will transfer all of the assets and liabilities attributable to each class of shares of the Short Term Fund to the Intermediate Fund in exchange for shares of the same class (with the exception of Class C shares of the Short Term Fund which will be exchanged for Class A shares of the Intermediate Fund) of the

                  Intermediate Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

         - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 19, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

         - The shares of each class of the Intermediate Fund received by the Short Term Fund will be distributed to the shareholders of the same class of the Short Term Fund, with the exception of the Short Term Fund's Class C shares, pro rata in accordance with their percentage ownership of each class of the Short Term Fund in full liquidation of the Short Term Fund.

         - After the Acquisition, the Short Term Fund will be terminated, and its affairs will be wound up in an orderly fashion.

         - The Acquisition requires approval by the Short Term Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of both Funds.

         A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.

SHARES YOU WILL RECEIVE

         If the Acquisition occurs, you will receive shares in the Intermediate Fund of the same class as the shares that you currently own in the Short Term Fund, unless you own Class C shares of the Short Term Fund, in which case you will receive Class A shares of the Intermediate Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your Intermediate Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Short Term Fund shares. If you own Class C shares of the Short Term Fund, the Class A shares of the Intermediate Fund that you receive in exchange for your shares will bear the sales charges, CDSCs and redemption charges described under Question 5 of the Synopsis on page 7 of this Prospectus/Proxy Statement.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         - You will have the same exchange options as you currently have, unless you own Class C shares of the Short Term Fund, in which case you will have the exchange options of a Class A shareholder of the Intermediate Fund as described in that Fund's enclosed Prospectus.

         - You will have the same voting rights as you currently have, but as a shareholder of the Intermediate Fund.

REASONS FOR THE ACQUISITION

         The Trustees of Trust II, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Short Term Fund to enter into the
Acquisition:

         - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Short Term Fund.

         - The Short Term Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term. Thus, even though the Intermediate Fund has a higher expense ratio than the subsidized expense ratio of Short Term Fund, the Intermediate Fund's expense ratio after the Acquisition is expected to be materially lower than the Short Term Fund's expense ratio would be if the advisor discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Short Term and Intermediate Funds on July 31, 2000 and the Funds' current expense structures, the Intermediate Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.20% lower than the Short Term Fund's current expense ratio would be if the current voluntary expense limitation were discontinued (for example, for Class A shares, a 1.20% expense ratio for the Intermediate Fund, as compared to 1.40% for the Short Term Fund if the limitation were discontinued and 0.60% if it continued). Note that the 12b-1 fees on Classes A, B and C of the Short Term Fund are 0.20%, 0.85%, and 0.40%, respectively. The 12b-1 fee on Classes A, B and C of the Intermediate Fund are 0.25%, 1.00%, and 1.00%, respectively. Also note that Class C shareholders of the Short Term Fund will become Class A shareholders of the Intermediate Fund.

         - The Acquisition is intended to permit the Short Term Fund's shareholders to exchange their investment for an investment in the Intermediate Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Short Term Fund shareholder redeemed his or her shares to invest in another fund, like the Intermediate Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Short Term Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for its shareholders. After the Acquisition, shareholders may redeem any or all of their Intermediate Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including: (1) the current contractual agreements will remain in place; and that (2) certain fixed costs involved in operating the Short Term Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Intermediate Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Intermediate Fund will achieve any particular level of performance after the Acquisition.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Short Term Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Intermediate Fund and the Class A shares of the Short Term Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

         Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

SHORT TERM FUND

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
12%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
10%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                             9.70%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
8%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                                                 6.80%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
6%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                                       5.31%               5.94%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
4%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                          3.94%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
2%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                    0.82%                                            1.80
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
0%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through                  For period shown in bar chart:
September 30, 2000 was 4.42%.                                 Best quarter:  First quarter 1995, +3.48%
                                                              Worst quarter:  Second quarter 1994, -0.30%

INTERMEDIATE FUND

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
              1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
16%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                             14.93%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
14%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
12%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                      11.09%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
10%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
            9.67%                                                                8.33%     8.14%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
8%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
6%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                5.03%     5.66%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
4%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                                       2.82%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
2%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
0%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                    -1.78%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
-2%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
                                                                                                     -2.16%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------
-4%
----------- --------- --------- --------- --------- -------- --------- --------- --------- --------- --------

The Fund's year-to-date total return through                  For period shown in bar chart:
September 30, 2000 was 5.48%.                                 Best quarter:  Third quarter 1998, +5.10%
                                                              Worst quarter:  First quarter 1994, -1.91%

         The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999 if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

SHORT TERM FUND*


                                                 1 YEAR        5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                                       (1.51)          5.18          N/A               4.29
----------------------------- --------------- -------------- ------------- --------------- ------------------
Class B (%)                                       (2.73)          5.20          N/A               4.12(1)
----------------------------- --------------- -------------- ------------- --------------- ------------------
Class C (%)                                         .63           5.67(1)       N/A               4.62(1)
----------------------------- --------------- -------------- ------------- --------------- ------------------
Lehman Index (%)                   N/A             2.96           6.48          N/A               5.29(2)
----------------------------- --------------- -------------- ------------- --------------- ------------------
Lipper Average (%)                 N/A             2.45           5.65          N/A               4.62(2)

INTERMEDIATE FUND+


                                                  1 YEAR        5 YEARS        10 YEARS
Class A (%)                                        (6.81)          5.23          5.53
----------------------------- --------------- -------------- ------------- ---------------
Class B (%)                                        (7.51)          5.14          5.45(3)
----------------------------- --------------- -------------- ------------- ---------------
Class C (%)                                        (3.67)          5.94(3)       5.89(3)
----------------------------- --------------- -------------- ------------- ---------------
Class Z (%)                                         8.34(3)        6.34(3)       7.35(3)
----------------------------- --------------- -------------- ------------- ---------------
Lehman Index (%)                                     .49           6.93          7.10
----------------------------- --------------- -------------- ------------- ---------------
Lipper Average (%)                                 (1.67)          6.37          6.41

*        The Short Term Fund's return is compared to the Lehman Brothers U.S.
         Government Bond (1-3 year) Index ("Lehman Index"), an unmanaged index that tracks the performance of short-term U.S. Government securities. Unlike the Fund, indices are not investments and do not incur fees or expenses. It is not possible to invest directly in indices. The Short Term Fund's return is also compared to the average return of the funds included in the Lipper Short U.S. Government Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Short Term Fund. Sales charges are not reflected in the Lipper Average.

+ The Intermediate Fund's return is compared to the Lehman Brothers Intermediate U.S. Government Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of intermediate

         U.S. government securities. Unlike the Fund, indices are not investments and do not incur fees or expenses. It is not possible to invest directly in indices. The Intermediate Fund's return is also compared to the average return of the funds included in the Lipper Intermediate U.S. Government Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Intermediate Fund. Sales charges are not reflected in the Lipper Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Short Term Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 1, 1992, Class B shares were initially offered on February 1, 1993, and Class C shares were initially offered on January 4, 1995.

(2)      Performance information is from September 30, 1992.

(3) Class B, Class C and Class Z are newer classes of shares. Their performance information includes returns of the Intermediate Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower for Class B and Class C shares and higher for Class Z shares. Class A shares were initially offered on October 13, 1987, Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were intially offered on January 29, 1999.


FEDERAL INCOME TAX CONSEQUENCES

         The Acquisition is intended to be a tax-free reorganization. The closing of the Acquisition will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

         - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Short Term Fund or the shareholders of the Short Term Fund as a result of the Acquisition;

         - under Section 358 of the Code, the tax basis of the Intermediate Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Short Term Fund shares;

         - under Section 1223(1) of the Code, your holding period for the Intermediate Fund shares you receive will include the holding period for your Short Term Fund shares if you hold Short Term Fund shares as a capital asset;

         - under Section 1032 of the Code, no gain or loss will be recognized by the Intermediate Fund as a result of the Acquisition;

         - under Section 362(b) of the Code, the Intermediate Fund's tax basis in the assets that the Intermediate Fund receives from the Short Term Fund will be the same as the Short Term Fund's basis in such assets; and

         - under Section 1223(2) of the Code, the Intermediate Fund's holding period in such assets will include the Short Term Fund's holding period in such assets.

         The opinion will be based on certain factual certifications made by officers of Trust II. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above. Prior to the closing of the Acquisition, the Short Term Fund and the Intermediate Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions will be taxable to the Short Term Fund's shareholders.

         This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

THE TRUSTEES OF THE SHORT TERM FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration establishing Trust II provides that any series of Trust II (such as the Short Term Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Short Term Fund may be terminated by majority vote of the Short Term Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Short Term Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 1

         Approval of the Agreement and Plan of Reorganization dated October 26, 2000 between Trust II on behalf of the Short Term Fund and Trust II on behalf of the Intermediate Fund will require the affirmative vote of a majority of the shares of the Short Term Fund outstanding at the record date for the Meeting.

PROPOSAL 2 - ELECTION OF TRUSTEES

THE PROPOSAL

         You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust II, of which the Short Term Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust II, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust II. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of Trust II until the next meeting of shareholders of Trust II called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

         Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and Trust II's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust II (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

         Set forth below is information concerning each of the nominees.




Nominee Name & Age     Principal Occupation(1) and Directorships        Trustee Since
------------------     -----------------------------------------        -------------
Douglas A. Hacker      Executive Vice President and Chief                 New nominee
(43)                   Financial Officer of UAL, Inc. (airline)
                       since July 1999; Senior Vice President and
                       Chief Financial Officer of UAL, Inc. prior
                       thereto.

Janet Langford Kelly   Executive Vice President--Corporate                New nominee
(41)                   Development, General Counsel, and
                       Secretary of Kellogg Company since
                       September 1999; Senior Vice President,
                       Secretary and General Counsel of Sara Lee
                       Corporation (branded, packaged,
                       consumer-products manufacturer) from 1995
                       to August 1999; partner at Sidley & Austin
                       (law firm) prior thereto.

Richard W. Lowry       Private Investor since August 1987.                1995
(64)                   (Formerly Chairman and Chief Executive
                       Officer of U.S. Plywood Corporation from
                       August 1985 to August 1987.)

Salvatore Macera       Private Investor. (Formerly Executive Vice         1998
(69)                   President and Director of Itek Corporation
                       (electronics) from 1975 to 1981.)

William E. Mayer(2)    Partner, Park Avenue Equity Partners               1994
(60)                   (venture capital); Director, Johns
                       Manville; Director, Lee Enterprises;
                       Director, WR Hambrecht & Co. (Formerly
                       Dean, College of Business and Management,
                       University of Maryland, from October 1992
                       to November 1996.)

John J. Neuhauser      Academic Vice President and Dean of                1985
(57)                   Faculties, Boston College, since August
                       1999. (Formerly Dean, Boston College
                       School of Management, from September 1977
                       to September 1999.)

Charles Nelson         Van Voorhis Professor of Political Economy         New nominee
(57)                   of the University of Washington.

Joseph R. Palombo(3)   Vice President of the Stein Roe Mutual             2000
(47)                   Funds since April 1999; Executive Vice
                       President and Director of Colonial
                       Management Associates, Inc. and Stein Roe
                       & Farnham Incorporated since April 1999;
                       Executive Vice President and Chief
                       Administrative Officer of Liberty Funds
                       Group LLC since April 1999. (Formerly
                       Chief Operating Officer, Putnam Mutual
                       Funds, from 1994 to 1998.)

Thomas E. Stitzel      Business Consultant; Chartered Financial           1998
(64)                   Analyst. (Formerly Professor of Finance,
                       from 1975 to 1999, and Dean, from 1977 to
                       1991, College of Business, Boise State
                       University.)

Thomas C. Theobald     Managing Director, William Blair Capital           New nominee
(62)                   Partners (private equity investing) since
                       1994; Chief Executive Officer and Chairman
                       of the Board of Directors of Continental
                       Bank Corporation from 1987 to 1994.

Anne-Lee Verville      Consultant. (Formerly General Manager,             1998
(54)                   Global Education Industry, from 1994 to
                       1997, and President, Applications
                       Solutions Division, IBM Corporation
                       (global education and global
                       applications), from 1991 to 1994.)

----------

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

         The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

         The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Trusts who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

         Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

         Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.

         Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures, and considers the independence of the independent accountants, the range of their audit services and their fees.

         Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

         Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer
(Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Short Term Fund.

         Record of Board and Committee Meetings. During the fiscal year ended August 31, 2000, Trust II (excluding the Liberty Money Market Fund which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held one meeting, and the Governance Committee held five meetings.

         During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF TRUST II VOTE FOR PROPOSAL 2.

REQUIRED VOTE FOR PROPOSAL 2

         A plurality of the votes cast at the Meeting, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust II. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.


GENERAL

VOTING INFORMATION

     The Trustees of the Short Term Fund are soliciting proxies from the shareholders of the Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 19, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 8, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETING

         Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Short Term Fund or by employees or agents of Colonial and its affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

         You can vote in any one of the following five ways:

         a.       By mail, by filling out and returning the enclosed proxy card;

         b. By phone, by calling 1-800-732-3683 and following the instructions;

         c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"

         d. By fax (not available for all shareholders; refer to enclosed proxy insert); or

         e.       In person at the Meeting.

         Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

         Costs of Solicitation. The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the following parties in the following percentages: the Short Term Fund __%, the Intermediate Fund __%, Liberty Financial __%.

         Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of the Short Term Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

         Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Short Term Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of any Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Short Term Fund at the Meeting. Shareholders of the Short Term Fund vote together with the shareholders of the other series of Trust II for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust II constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

         Advisor's and Distributor's Addresses. The address of each Fund's investment advisor, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

         Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Short Term Fund and Trust II the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Intermediate Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

 Adjournments; Other Business. If the Short Term Fund has not received enough votes by the time of the Meeting to approve any Proposal the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Short Term Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

         The Meeting has been called to transact any business that properly comes before it. The only business that management of the Short Term Fund intends to present or knows that others will present is Proposal 1 and Proposal
2. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the Short Term Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

         Shareholder Proposals at Future Meetings. Trust II, of which the Short Term Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Fund or Trust II must be received by the Short Term Fund or Trust II in writing a reasonable amount of time before the Trust solicits proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 31, 2000 by and among Liberty Funds Trust II (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 14, 1980, as amended, on behalf of Liberty Short Term Government Fund (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust II (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 14, 1980, as amended, on behalf of Liberty Intermediate Government Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

      1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph
            1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

      1.4   With respect to Acquiring Shares distributable pursuant to paragraph
            1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5   [RESERVED]

      1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

      2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York

            Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

      3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on January 22, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

      4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

            (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

            (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

            (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended August 31, 1999 of the Acquired Fund, audited by PricewaterhouseCoopers LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended February 29, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since February 29, 2000;

            (g) Since February 29, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                  (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to
                  Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

            (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")),non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

            (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

            (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

            (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

            (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of February 29, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

            (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

            (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

      4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

            (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

            (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

            (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

            (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended August 31, 1999 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended February 29, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since February 29, 2000;

            (h) Since February 29, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

            (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

            (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

      5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

      6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

            The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

            Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

      6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

            (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;
                  (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph
                  5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

      7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

            The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

      7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

            (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;
                  (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and
                  (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

      7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of PricewaterhouseCoopers LLP for the fiscal year ended August 31, 2000 and signed pro forma tax returns for the period from September 1, 2000 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing
            Date).

      7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after August 31, 2000 and on or prior to the Closing Date.

      7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

      8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

      8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

            (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

            (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

            (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

            (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

            (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

            (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

            (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

      8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

      9.    BROKERAGE FEES AND EXPENSES.

      9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.

      10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

      10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

      11.   TERMINATION.

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

            (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

      11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

      12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

      13.   NOTICES.

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust II, One Financial Center, Boston, MA 02111, attention Secretary.

      14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 A copy of the Declaration of Trust of the Trust and Acquiring Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          LIBERTY FUNDS TRUST II,
                                          on behalf of Liberty Short Term
                                          Government Fund




                                          By:
                                             ---------------------------------

                                          Name:
                                                ------------------------------

                                          Title:
                                                ------------------------------



ATTEST:


------------------------------------

Name:
      ------------------------------

Title:
      ------------------------------


                                          LIBERTY FUNDS TRUST II,
                                          on behalf of Liberty Intermediate
                                          Government Fund




                                          By:
                                             ---------------------------------

                                          Name:
                                                ------------------------------

                                          Title:
                                                ------------------------------

ATTEST:


------------------------------------

Name:
      ------------------------------

Title:
      ------------------------------



                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.



                                          By:
                                             ---------------------------------

                                          Name:
                                                ------------------------------

                                          Title:
                                                ------------------------------

ATTEST:


------------------------------------

Name:
      ------------------------------

Title:
      ------------------------------

                                                                      APPENDIX B


FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE SHORT TERM FUND AND TRUST II AND SHARES OUTSTANDING OF THE INTERMEDIATE FUND

     For each class of the Short Term Fund's shares and Trust II's shares entitled to vote at the Meeting, and for each class of the Liberty Intermediate Government Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

------------------------------------------------------------------------------------------------------------
                     FUND OR TRUST                          CLASS        NUMBER OF SHARES OUTSTANDING AND
                                                                                 ENTITLED TO VOTE
------------------------------------------------------------------------------------------------------------
Short Term Fund                                               A                    1,102,216
------------------------------------------------------------------------------------------------------------
                                                              B                      819,067
------------------------------------------------------------------------------------------------------------
                                                              C                      390,705
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust II                                                                         431,833,211
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Intermediate Fund                                             A                   76,405,556
------------------------------------------------------------------------------------------------------------
                                                              B                   26,876,142
------------------------------------------------------------------------------------------------------------
                                                              C                      307,789
------------------------------------------------------------------------------------------------------------
                                                              Z                      966,002
------------------------------------------------------------------------------------------------------------


OWNERSHIP OF SHARES

     As of September 29, 2000, Trust II believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                               OUTSTANDING
                                       NAME AND ADDRESS OF                      SHARES OF                 PERCENTAGE OF OUTSTANDING
           FUND AND CLASS                 SHAREHOLDER                          CLASS OWNED                  SHARES OF CLASS OWNED
----------------------------------------------------------------------------------------------------------------------------------

SHORT TERM FUND
CLASS A
                                Enele Co.                                    78,263.066                               7.10%
                                FBO #20 6051
                                c/o Copper Mountain Trust
                                601 SW Second Avenue, Ste. 1800
                                Portland, OR 97204

CLASS B
                                Merrill Lynch Pierce Fenner & Smith          49,110.799                               6.00%
                                For the Sole Benefit of its Customers

                      Attn: Fund Administration #97AX6
                      4800 Deer Lake Drive E. 3rd Floor
                      Jacksonville, FL 32246-6484

CLASS C
                      Merrill Lynch Pierce Fenner & Smith            24,494.715      6.27%
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration #97AX6
                      4800 Deer Lake Drive E. 3rd Floor
                      Jacksonville, FL 32246-6484

                      USB Piper Jaffray Custodian                    28,235.759      7.23%
                      222 So 9th Street
                      Minneapolis, MN 55402

INTERMEDIATE FUND
CLASS B
                      Merrill Lynch Pierce Fenner & Smith         1,950,512.625      7.26%
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration #97E96
                      4800 Deer Lake Drive E. 2nd Floor
                      Jacksonville, FL 32246-6484

CLASS C
                      Merrill Lynch Pierce Fenner & Smith            38,210.617     12.45%
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration #97E96
                      4800 Deer Lake Drive E. 2nd Floor
                      Jacksonville, FL 32246-6484

                      Cynthia D. Frankel                             17,236.089      5.60%
                      P.O. Box 25003
                      Asheville, NC 28813

                      The Reese Family Partnership                   16,307.041      5.30%
                      17317 Wood Road
                      Bow, WA 98232

CLASS Z
                      Colonial Counselor Select Income Portfolio    333,593.438     34.53%
                      c/o Christie McCullough
                      245 Summer Street
                      Boston, MA 02111

                      Colonial Counselor Select Balanced Portfolio  632,244.524     65.45%
                      c/o Christie McCullough
                      245 Summer Street
                      Boston, MA 02111


OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentage of the Acquiring Fund upon consummation of the Acquisition:

--------------------------------------------------------------------------------
                                                       PERCENTAGE OF OUTSTANDING
                                                         SHARES OF CLASS OWNED
                       NAME AND ADDRESS OF               UPON CONSUMMATION OF
    FUND AND CLASS         SHAREHOLDER                       ACQUISITION
--------------------------------------------------------------------------------

SHORT-TERM FUND
CLASS A

                       Enele Co.                                       0.16%
                       FBO #20 6051
                       c/o Copper Mountain Trust
                       601 SW Second Avenue, Ste. 1800
                       Portland, OR 97204

CLASS B

                       Merrill Lynch Pierce Fenner & Smith             0.25%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97AX6
                       4800 Deer Lake Drive E. 3rd Floor
                       Jacksonville, FL 32246-6484

CLASS C

                       Merrill Lynch Pierce Fenner & Smith             3.84%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97AX6
                       4800 Deer Lake Drive E. 3rd Floor
                       Jacksonville, FL 32246-6484

                       USB Piper Jaffray Custodian                     4.42%
                       222 So 9th Street
                       Minneapolis, MN 55402

INTERMEDIATE FUND
CLASS B

                       Merrill Lynch Pierce Fenner & Smith             6.40%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97E96
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

CLASS C
                       Merrill Lynch Pierce Fenner & Smith             3.89%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97E96
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484

                       Cynthia D. Frankel                              1.75%
                       P.O. Box 25003
                       Asheville, NC 28813

                       The Reese Family Partnership                    1.66%
                       17317 Wood Road
                       Bow, WA 98232

CLASS Z

                       Colonial Counselor Select Income Portfolio     32.74%
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

                       Colonial Counselor Select Balanced Portfolio   62.05%
                       c/o Christie McCullough
                       245 Summer Street
                       Boston, MA 02111

INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:

EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
-----------------     -----------------------------------                            -------------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from
                      July, 1996 to December, 1996); Chairman of the Board,
                      Director, Chief Executive Officer and President of Liberty
                      Funds Group LLC (LFG) since December, 1998 (formerly
                      Director, Chief Executive Officer and President of The
                      Colonial Group, Inc. (TCG) from December, 1996 to
                      December, 1998); Director of Stein Roe & Farnham
                      Incorporated (SR&F) since September, 2000, President since
                      January, 2000 and Vice Chairman since August, 1998
                      (formerly Assistant Chairman and Executive Vice President
                      from August, 1998 to January, 2000) (formerly Managing
                      Director of Marketing of Putnam Investments, June, 1992 to
                      July, 1996.)

Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION


The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end and for the calendar year ended December 31, 1999(1):


-------------------------------------------------------
                       SHORT TERM        INTERMEDIATE
                          FUND               FUND
-------------------------------------------------------

                         8/31/99            8/31/99
-------------------------------------------------------
Mr. Bleasdale             $791(2)           $4,845(3)
-------------------------------------------------------
Ms. Collins                665               4,060
-------------------------------------------------------
Mr. Grinnell               694               4,232
-------------------------------------------------------
Mr. Lowry                  672               4,098
-------------------------------------------------------
Mr. Macera                 577               3,497
-------------------------------------------------------
Mr. Mayer                  673               4,091
-------------------------------------------------------
Mr. Moody                  654(4)            3,979(5)
-------------------------------------------------------
Mr. Neuhauser              705               4,276
-------------------------------------------------------
Mr. Stitzel                577               3,497
-------------------------------------------------------
Ms. Verville               588(6)            3,573(7)
-------------------------------------------------------


The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.


----------------------------------------------------------
     TRUSTEE                  TOTAL COMPENSATION
----------------------------------------------------------
Mr. Bleasdale                       $103,000(8)
----------------------------------------------------------
Ms. Collins                           96,000
----------------------------------------------------------
Mr. Grinnell                         100,000
----------------------------------------------------------
Mr. Lowry                             97,000
----------------------------------------------------------
Mr. Macera                            95,000
----------------------------------------------------------
Mr. Mayer                            101,000
----------------------------------------------------------
Mr. Moody                             91,000(9)
----------------------------------------------------------
Mr. Neuhauser                        101,252
----------------------------------------------------------
Mr. Stitzel                           95,000
----------------------------------------------------------
Ms. Verville                          96,000(10)
----------------------------------------------------------

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):


                                          Total Compensation From Liberty
                                          All-Star Funds For The Calendar
    Trustee                               Year Ended December 31, 1999 (11)
    -------                               ---------------------------------
    Robert J. Birnbaum                                 $25,000
    James E. Grinnell                                   25,000
    Richard W. Lowry                                    25,000
    William E. Mayer                                    25,000
    John J. Neuhauser                                   25,000

--------------------------------
(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(2)    Includes $366 payable in later years as deferred compensation.
(3)    Includes $2,234 payable in later years as deferred compensation.
(4) Total compensation of $654 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.
(5) Total compensation of $3,979 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.
(6) Total compensation of $588 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.
(7) Total compensation of $3,573 for the fiscal year ended August 31, 1999, will be payable in later years as deferred compensation.
(8)    Includes $52,000 payable in later years as deferred compensation.
(9) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(10) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the
       Advisor of each Fund).

--------------------------------------------------------------------------------

                                                                      APPENDIX C
CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Short Term Fund and the Intermediate Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Short Term Fund by the Intermediate Fund at net asset value as of that date (all amounts shown in thousands except per share information):

                                                                                     Intermediate
                                                                Intermediate            Fund
                               Short Term       Fund             Pro Forma           Pro Forma
                                   Fund     (Acquiring Fund)     Adjustments         Combined (1)
Class A
Net asset value                 $ 10,548        $489,678         $ (91)(2)          $ 500,135
Shares outstanding                 1,091          77,730           569                 79,390
Net asset value per share         $ 9.67           $6.30                                $6.30

Class B
Net asset value                  $ 7,770        $151,650         $ (40)(2)          $ 159,380
Shares outstanding                   804          24,072           424                 25,300
Net asset value per share         $ 9.67           $6.30                                $6.30

Class C
Net asset value                   $4,276          $1,941          $ (6)(2)            $ 6,211
Shares outstanding                   442             308           236                    986
Net asset value per share          $9.67           $6.30                                $6.30

Class Z
Net asset value                                   $6,116          $ (1)(2)            $ 6,115
Shares outstanding                                   971             0                    971
Net asset value per share                          $6.30                                $6.30

(1) Assumes the Acquisition was consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Intermediate Fund will be received by the shareholders of the Short Term Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Intermediate Fund that actually will be received on or after such date.

(2) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $28,648 and $109,156 to be borne by the Short Term Fund and the Intermediate Fund, respectively.

                                                                     APPENDIX D

        MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF AUGUST 31, 2000
                      LIBERTY INTERMEDIATE GOVERNMENT FUND

HIGHLIGHTS

-    THE FED BOOSTS SHORT-TERM RATES
     The U.S. economy continued to grow at a solid pace over the past year, which raised concerns about the threat of higher inflation and forced the Federal Reserve to boost short-term interest rates four times. This had an impact on rates of shorter-term debt securities, which also increased.

-    U.S. GOVERNMENT BOND BUYBACK IMPROVES LONG-TERM YIELDS
     The strong economy had a positive effect on tax revenues, putting the U.S. government in the rare position of running a budget surplus. As a result, the U.S. Treasury began buying back previously issued, long-term government debt. Decreasing the supply of government debt brought long-term interest rates down.

-    AN INVERTED YIELD CURVE DEVELOPED
     With interest rates on short- and intermediate-term bonds increasing and long-term yields moving in the opposite direction, an inverted yield curve developed. Historically, this is an unusual situation in which short-term interest rates are higher than long-term interest rates.

-    NON-GOVERNMENT BONDS STRUGGLED IN 2000
     Bonds from non-government issuers struggled during the period. Mortgage-backed securities, government agency bonds and corporate bonds all saw increased yields, which drove down the value of these bonds.

                                   YIELD CURVE
                              8/31/99 vs 8/31/2000
                                 [PLOT POINTS]

                                  8/31/99                      8/31/00
3mo                                4.97                          6.31
                                   5.2                           6.37
1yr                                5.27                          6.27
                                   5.73                          6.17
3yr                                5.78                          6.11
                                   5.82                          6.04
5yr                                5.87                          5.98
                                   5.89                          5.93
7yr                                5.92                          5.88
                                   5.94                          5.83
                                   5.96                          5.78
10yr                               5.98                          5.73
                                   5.99                          5.73
                                   5.99                          5.73
                                   6                             5.73
                                   6                             5.72
                                   6                             5.72
                                   6.01                          5.72
                                   6.01                          5.71
                                   6.02                          5.71
                                   6.02                          5.71
20yr                               6.03                          5.71
                                   6.03                          5.7
                                   6.03                          5.7
                                   6.04                          5.7
                                   6.04                          5.69
                                   6.05                          5.69
                                   6.05                          5.69
                                   6.05                          5.69
                                   6.06                          5.68
                                   6.06                          5.68
30yr                               6.07                          5.68

Sources: Solomon Analytics; Colonial Management Associates

WHAT IS AN INVERTED YIELD CURVE?

Usually, holders of long-term debt receive higher yields in compensation for committing their money for longer periods of time. In other words, yields on long-term debt instruments are generally higher than those on short-term debt instruments. As duration lengthens, interest rates increase. This is known as a positive yield curve, and it has historically represented the bond market under normal conditions. Currently, a negative or inverted yield curve exists. This means that in today's bond market, short-term interest rates are higher than long-term rates.

LIBERTY INTERMEDIATE GOVERNMENT FUND

THE FUND MAINTAINS A CONSERVATIVE PORTFOLIO INVESTED PRIMARILY IN U.S. GOVERNMENT SECURITIES, WITH A RISK PROFILE SIMILAR TO A FIVE-YEAR TREASURY SECURITY. THE FUND IS MANAGED TO MAINTAIN A DURATION BETWEEN 2.5 AND 5.5 YEARS.

In response to rising interest rates, the Fund's duration was reduced in the first half of the period. With mortgage-backed securities struggling, their position in the Fund was cut back to less than one-half of the portfolio.

In anticipation of a more favorable interest rate environment for the types of securities owned in the portfolio, the Fund's duration was increased toward the end of the period. If rates decline, the Fund should benefit from its more aggressive duration position.

The near-term direction of the bond market is difficult to predict, but there are signs that the U.S. economy may be slowing, which would help keep inflation in check. That could also improve the picture for interest rates, particularly on many intermediate-term government securities such as mortgage-backed securities, which have struggled over the past year.


/s/ Leslie W. Finnemore           /s/ Michael R. Bissonnette

    Leslie W. Finnemore               Michael R. Bissonnette


/s/ Ann T. Peterson

    Ann T. Peterson


Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Intermediate Government Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents of Colonial Management Associates (CMA). Ms. Peterson is a vice president of CMA.

Government investing offers attractive income and total return opportunities, but also involves certain risks. The value of an investment in the Fund will fluctuate with changes in interest rates.

PERFORMANCE INFORMATION

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 8/31/90 - 8/31/00


                              [PERFORMANCE GRAPH]

                                                                                             Lehman Brothers Intermediate
                  Fund without sales change             Fund with with sales charge           U.S. Government Bond Index
08/31/90                   10000                                   9525                                    10000
11/30/90                   10349                                   9857.42                                 10384
02/28/91                   10634.6                                 10129.5                                 10700.7
05/31/91                   10867.5                                 10351.3                                 10931.9
08/31/91                   11153.4                                 10623.6                                 11269.6
11/30/91                   11461.2                                 10916.8                                 11728.3
02/29/92                   11638.8                                 11086                                   11934.7
05/31/92                   11821.6                                 11260                                   12173.4
08/31/92                   12097                                   11522.4                                 12713.9
11/30/92                   12133.3                                 11557                                   12680.9
02/28/93                   12430.6                                 11840.1                                 13278.1
05/31/93                   12569.8                                 11972.7                                 13395
08/31/93                   12841.3                                 12231.3                                 13819.6
11/30/93                   12836.1                                 12226.4                                 13840.3
02/28/94                   12915.7                                 12302.2                                 13841.7
05/31/94                   12591.5                                 11993.5                                 13560.7
08/31/94                   12772.9                                 12166.2                                 13781.8
11/30/94                   12657.9                                 12056.7                                 13609.5
02/28/95                   13118.7                                 12495.5                                 14143
05/31/95                   13711.6                                 13060.3                                 14790.8
08/31/95                   13905                                   13244.5                                 15015.6
11/30/95                   14400                                   13716                                   15467.5
02/29/96                   14446                                   13759.9                                 15585.1
05/31/96                   14209.1                                 13534.2                                 15460.4
08/31/96                   14391                                   13707.4                                 15683
11/30/96                   15122.1                                 14403.8                                 16341.7
02/28/97                   15072.2                                 14356.2                                 16343.4
05/31/97                   15233.5                                 14509.9                                 16562.4
08/31/97                   15632.6                                 14890                                   16946.6
11/30/97                   16085.9                                 15321.8                                 17368.6
02/28/98                   16423.7                                 15643.6                                 17719.4
05/31/98                   16668.4                                 15876.7                                 17981.7
08/31/98                   17173.5                                 16357.7                                 18515.7
11/30/98                   17508.4                                 16676.7                                 18921.2
02/28/99                   17273.8                                 16453.2                                 18817.2
05/31/99                   17228.8                                 16410.5                                 18877.4
08/31/99                   17053.1                                 16243.1                                 18934
11/30/00                   17288.4                                 16467.2                                 19148
02/29/00                   17226.2                                 16408                                   19180.5
05/31/00                   17389.8                                 16563.8                                 19443.3
08/31/00                   18037.2                                 17180.5                                 20106.3

The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index that tracks the performance of intermediate U.S. government bonds. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/00

Share Class                 A                            B                             C                      Z
Inception                10/13/87                     6/8/92                        8/1/97                 1/29/99
                 w/o sales     with sales    w/o sales      with sales     w/o sales      with sales      w/o sales
                  charge         charge       charge          charge        charge          charge          charge
One Year          5.77%           0.74%        4.98%           0.01%         5.14%           4.14%          6.03%

Five Years        5.34            4.32         4.56            4.23          4.94            4.94           5.43

Ten Years         6.08            5.56         5.43            5.43          5.87            5.87           6.12

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                A                              B                             C                     Z
                w/o sales      with sales     w/o sales      with sales     w/o sales      with sales     w/o sales
                 charge          charge         charge         charge        charge          charge        charge
One Year          3.08%          (1.82)%        2.31%          (2.53)%        2.46%           1.50%          3.33%

Five Years        5.11            4.09          4.32            4.00          4.73            4.73           5.18

Ten Years         5.98            5.47          5.35            5.35          5.79            5.79           6.02

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares; the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%; and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 8/31/90 - 8/31/00

               Without         With
                sales         sales
               charge        charge
Class A       $18,037       $17,180

Class B       $16,967       $16,967

Class C       $17,696       $17,696

Class Z       $18,109       $18,109

30-DAY SEC YIELDS AS OF 8/31/00

Class A                  5.21%

Class B                  4.71%

Class C                  4.86%

Class Z                  5.73%

The 30-Day SEC yield reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.69% for Class C shares.

SECTOR BREAKDOWN

                                  [BAR CHART]

                       As of 8/31/00     As of 8/31/99
FNMA'S                      26.6%           37.8%
GNMA'S                      21.6%           28.7%
Tresury Securities          33.4%           29.1%
FHLMC'S                     16.0%            2.3%
SBA                          2.4%            2.1%

Sector breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

                             LIBERTY FUNDS TRUST II

                      LIBERTY INTERMEDIATE GOVERNMENT FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 8, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Short Term Government Fund (the "Acquired Fund"), a series of Liberty Funds Trust II, by the Liberty Intermediate government Fund (the "Acquiring Fund"), a series of Liberty Funds Trust II.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 8, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111 or by calling 1-800-426-3750.

                                Table of Contents
I.       Additional Information about the Acquiring Fund and the Acquired Fund.......................
         ---------------------------------------------------------------------
II.      Financial Statements........................................................................
         --------------------

I.       Additional Information about the Acquiring Fund and the Acquired Fund.
         ---------------------------------------------------------------------

         Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement Form N-1A (filed on December 22, 1999) (Registration Nos. 2-66976 and 811-3009).

II.      Financial Statements.
         --------------------

         This SAI is accompanied by the Annual Reports for the year ended August 31, 2000 of the Acquiring Fund and Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Part C.    OTHER INFORMATION
           -----------------

Item 15.   Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits

(1)(a) Amendment No. 5 to the Agreement and Declaration of Trust (2)

(1)(b) Amendment No. 6 to the Agreement and Declaration of Trust (3)

(2)  Amended By-Laws dated 4/1/99 (3)

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between Liberty Short-Term Government Fund and Liberty Intermediate Government Fund (5)

(5)  Article  III,  Section 4,  Article V, Section 1, Article VIII Section 4 and
     Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and 2.5 of the By-Laws, as amended, each define the rights of shareholders

(6) Form of Management Agreement between Liberty Funds Trust II on behalf of Liberty Intermediate Government Fund (formerly Colonial Intermediate U.S. Government Fund) and Colonial Management Associates, Inc.(1)

(7)(a) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc.-- filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(7)(b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(7)(c) Form of Selling Agreement - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

(7)(d) Form of Asset  Retention  Agreement  - filed as Exhibit  6.(d) in Part C,
     Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

(9)(a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit
     8. to Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N1-A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

(9)(b) Amendment No. 13 to Appendix A of Global Custody Agreement with
     The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(10)(a) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(10)(b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(10)(c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(10)(d) Plan pursuant to Rule 18f-3(d) under the Investment  Company Act of 1940
     - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(11) Opinion and Consent of Counsel (Ropes & Gray)(5)

(12) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders (Ropes & Gray)(5)

(13) Not Applicable

(14) Consent of Independent Accountants (PWC)

(15) Not Applicable

(16)(a) Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement


(16)(b) Power of Attorney for Joseph R. Palombo - filed with Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

(17)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(d) Pricing and  Bookkeeping  Agreement  - filed as Exhibit  9(b) in Part C,
     Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement of Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529) Filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

(17)(g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(17)(h) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

(17)(i) Form of Proxy Card and Proxy Insert (5)

(17)(j) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o    The Prospectus   of  the  Short  Term  Fund  dated   January  1,  2000  -
     0000021832-99-000074

o    As supplemented on December 28, 1999 - 0000021847-99-000122

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on and August 1, 2000 - 0000883163-00-000068

o The Statement of Additional Information of the Short Term Fund dated January 1, 2000 - 0000021832-99-000074

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o    As supplemented on August 23, 2000 - 0000021832-00-000198

o The Statement of Additional Information of the Intermediate Fund dated January 1, 2000- 0000021832-99-000074

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o    As supplemented on August 23, 2000 - 0000021832-00-000198

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Short Term Fund and Intermediate Fund dated August 31, 2000 - 0000950135-00-004823

o The Statement of Additional Information of the Intermediate Fund dated November 8, 2000 relating to the Acquisition.

-------------------------------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 24 on Form N-1A, filed with the Securities and Exchange Commission on or about December 11, 1995.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 36 on Form N-1A, filed with the
       Securities and Exchange Commission on or about October 30, 1998.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 41 on Form N-1A, filed with the Securities and Exchange Commission on or about August 27, 1999.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 on Form N-1A, filed with the Securities and Exchange Commission on or about December 29, 1999.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on or about October 5, 2000.

Item 17.   Undertakings

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust II (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust II.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 3rd day of November, 2000.

                                                       LIBERTY FUNDS TRUST II



                                                        By:/s/STEPHEN E. GIBSON
                                                        -----------------------
                                                            Stephen E. Gibson
                                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                       TITLE                                   DATE
---------                                       -----                                   ----



/s/STEPHEN E. GIBSON                   President (chief                              November 3, 2000
--------------------                   executive officer)
Stephen E. Gibson

/s/GLENN M. WOLFSET                    Controller (chief accounting officer)         November 3, 2000
-------------------
Glenn M. Wolfset

/s/PAMELA A. MCGRATH                   Treasurer and Chief Financial Officer         November 3, 2000
-----------------                      (principal financial officer)
Pamela A. Mcgrath



/s/TOM BLEASDALE*                               Trustee
-------------------
   Tom Bleasdale

/s/LORA S. COLLINS*                             Trustee
-------------------
   Lora S. Collins

/s/JAMES E. GRINNELL*                           Trustee
---------------------
   James E. Grinnell



/s/RICHARD W. LOWRY*                            Trustee
--------------------
   Richard W. Lowry

/s/SALVATORE MACERA*                            Trustee
--------------------
   Salvatore Macera

                                                                                    */s/ WILLIAM J. BALLOU
                                                                                   ----------------------
                                                                                         William J. Ballou
/s/WILLIAM E. MAYER*                            Trustee                                  Attorney-in-fact
--------------------
   William E. Mayer                                                                      For each Trustee
                                                                                         November 3, 2000
/s/JAMES L. MOODY, JR. *                        Trustee
---------------------
   James L. Moody, Jr.

/s/JOHN J. NEUHAUSER*                           Trustee
---------------------
   John J. Neuhauser

/s/JOSEPH R. PALOMBO*                           Trustee
---------------------
   Joseph R. Palombo

/s/THOMAS E. STITZEL*                           Trustee
---------------------
   Thomas E. Stitzel

/s/ANNE-LEE VERVILLE*                           Trustee
---------------------
   Anne-Lee Verville


                                  EXHIBIT INDEX

Exhibit


(14)           Consent of Independent Accountants (PWC)